SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	$ 909	$ 829	$ 636
Additions, charged to expense and cost accounts	87	226	276
Writeoffs	(307)	(92)	(48)
Other	(13)	(55)	(35)
Balance at the End of the Period	675	909	829
Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	118	126	80
Additions, charged to expense and cost accounts	(2)	8	57
Writeoffs	(7)	(1)	(4)
Other	(8)	(14)	(7)
Balance at the End of the Period	101	118	126
Allowance for Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	483	564	623
Additions, charged to expense and cost accounts	178	165	211
Writeoffs	(150)	(230)	(232)
Other	14	(15)	(38)
Balance at the End of the Period	525	483	564
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	505	616	827
Additions, charged to revenue accounts	1,377	1,658	2,519
Writeoffs	(1,392)	(1,741)	(2,693)
Other	(9)	(28)	(37)
Balance at the End of the Period	$ 481	$ 505	$ 616